Investment Objectives and Goals	Feb. 27, 2026
Dunham Corporate/Government Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Corporate/Government Bond Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income and capital appreciation.
Dunham Floating Rate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Floating Rate Bond Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary goal.
Dunham High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham High-Yield Bond Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary goal.
Dunham International Opportunity Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham International Opportunity Bond Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary goal.
Dunham Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Large Cap Value Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return from capital appreciation and dividends.
Dunham Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Small Cap Value Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return from capital appreciation and income.
Dunham Focused Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Focused Large Cap Growth Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
Dunham Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Small Cap Growth Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
Dunham Emerging Markets Stock Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
Dunham International Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham International Stock Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return from capital appreciation and dividends.
Dunham Dynamic Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Dynamic Macro Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return from capital appreciation and dividends,
Objective, Secondary [Text Block]	with capital preservation during market downturns as a secondary goal.
Dunham Long/Short Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Long/Short Credit Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return under varying market conditions through both current income and capital appreciation.
Dunham Monthly Distribution Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Monthly Distribution Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide positive returns in rising and falling market environments.
Dunham Real Estate Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham Real Estate Stock Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize total return from capital appreciation and dividends.
Objective, Secondary [Text Block]	A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.
Dunham U.S. Enhanced Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Dunham U.S. Enhanced Market Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to maximize long-term capital appreciation.